TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2025
TRADE AND OTHER PAYABLES
Schedule of Trade and Other Payables
	December 31	December 31
Current liabilities	2025	2024
Falling due within the year
Trade	$718	$917
Lease liabilities [1]	178	176
Total	$896	$1,093
	December 31	December 31
Non-current liabilities	2025	2024
Lease liabilities [1]	$358	$548
Total	$358	$548

Summary of Lease Liabilities
Period payable	Total
Less than one year	$228
One to three years	286
Three to five years	123
Total undiscounted lease liabilities	$637

Schedule of Undiscounted Lease Liabilities
	December 31	December 31
Lease liabilities	2025	2024
Beginning balance	$724	$464
Interest expense	71	65
Lease payments	(245)	(211)
Lease recognition	16	52
Modification of lease term	–	305
Foreign currency translation difference	(30)	49
Ending balance	536	724

Current portion	178	176
Non-current portion	358	548
Total	$536	$724